STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 4 - STOCKHOLDERS’ EQUITY

Authorized and Amendments

As of September 30, 2022, the Company had 4,000,000,000 shares of common stock authorized with a par value of $0.001 per share.

ATLAS LITHIUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Series A Preferred Stock

On December 18, 2012, the Company filed with the Nevada Secretary of State a Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock (“Series A Stock”) to designate one share of a new series of preferred stock. The Certificate of Designations, Preferences and Rights of the Series A Stock provides that for so long as Series A Stock is issued and outstanding, the holders of Series A Stock shall vote together as a single class with the holders of the Company’s Common Stock, whereby the holders of Series A Stock is entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Series D Preferred Stock

On September 14, 2021, the Company filed with the Nevada Secretary of State a Certificate of Designations, Preferences and Rights of Series D Convertible Preferred Stock (“Series D Stock”) to designate 1,000,000 shares of a new series of preferred stock. The Certificate of Designations, Preferences and Rights of Series D Convertible Preferred Stock provides that for so long as Series D Stock is issued and outstanding, the holders of Series D Stock shall have no voting power until such time as the Series D Stock is converted into shares of common stock. One share of Series D Stock is convertible into 10,000 shares of common stock and may be converted at any time at the election of the holder. Holders of the Series D Stock are not entitled to any liquidation preference over the holders of common stock, and are entitled to any dividends or distributions declared by the Company on a pro rata basis.

On September 15, 2021, the Company issued 214,006 shares of Series D Stock to Marc Fogassa for the conversion of $566,743 in convertible note principal and $75,276 of interest expense.

Nine Months Ended September 30, 2022 Transactions

During the nine months ended September 30, 2022, the Company issued 457,625,961 shares of common stock for gross proceeds of $2,613,736 pursuant to subscription agreements with accredited investors. Additionally, the Company issued 87,719,300 shares of common stock valued at $1,000,000 as part of payment for lithium mining rights purchase.

Nine Months Ended September 30, 2021 Transactions

During the nine months ended September 30, 2021, the Company issued 136,219,930 shares of common stock for gross proceeds of $816,650 pursuant to subscription agreements with accredited investors. Additionally, the Company issued 504,676,193 shares of common stock upon conversion of $1,234,906 in convertible notes payable and accrued interest. Further, the Company issued 396,917,702 shares of common stock for net proceeds of $75,000 upon the exercise of 423,816,100 stock options and warrants. Lastly, the Company issued 14,954,949 shares of common stock valued at $183,393 to contractors for services provided.

Common Stock Options

During the nine months ended September 30, 2022, the Company granted options to purchase an aggregate of 279,187,906 shares of common stock to officers and non-management directors. The options were valued at $675,478 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: the stock price on the date of the grant ranged from $0.0016 to $0.01, expected dividend yield of 0.0%, historical volatility calculated between 79.0% and 206%, risk-free interest rate ranging between 1.51% and 3.19%, and an expected term of ten years.

As of September 30, 2022, the Company has 421,271,661 outstanding common stock options and warrants, with an average exercise price of $0.0111, an average time to expiration of 1.61 years and an aggregated intrinsic value of $469,610,442.

Series D Stock Options

During the nine months ended September 30, 2022, the Company granted options to purchase an aggregate of 27,000 shares of Series D stock to officers and directors. The options were valued at $597,978 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: the common stock price on the date of the grant ranged from $0.0016 to $0.01, expected dividend yield of 0.0%, historical volatility calculated between 79.0% and 206%, risk-free interest rate ranging between 1.51% and 3.19%, and an expected term of ten years.

As of September 30, 2022, the Company has 63,000 outstanding series D stock options, with an average exercise price of $9,86, an average time to expiration of 9.17 years and an aggregated intrinsic value of $621,228.

ATLAS LITHIUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 6 - STOCKHOLDERS’ DEFICIT

Authorized and Amendments

As of December 31, 2021, the Company had 3,250,000,000 common shares authorized with a par value of $0.001 per share.

Series A Preferred Stock

On December 18, 2012, the Company filed with the Nevada Secretary of State a Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock (“Series A Stock”) to designate one share of a new series of preferred stock. The Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock provides that for so long as Series A Stock is issued and outstanding, the holders of Series A Stock shall vote together as a single class with the holders of the Company’s Common Stock, with the holders of Series A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Series D Preferred Stock

On September 14, 2021, the Company filed with the Nevada Secretary of State a Certificate of Designations, Preferences and Rights of Series D Convertible Preferred Stock (“Series D Stock”) to designate 1,000,000 shares of a new series of preferred stock. The Certificate of Designations, Preferences and Rights of Series D Convertible Preferred Stock provides that for so long as Series D Stock is issued and outstanding, the holders of Series D Stock shall have no voting power until such time as the Series D Stock is converted into shares of common stock. One share of Series D Stock is convertible into 10,000 shares of common stock and may be converted at any time at the election of the holder. Holders of the Series D Stock are not entitled to any liquidation preference over the holders of common stock, and are entitled to any dividends or distributions declared by the Company on a pro rata basis.

On September 15, 2021, the Company issued 214,006 shares of Series D Stock to Marc Fogassa for the conversion of $566,743 in convertible note principal and $75,275 of interest expense.

Year Ended December 31, 2021 Transactions

During the year ended December 31, 2021, the Company issued 174,019,679 shares of common stock for gross proceeds of $941,009 pursuant to subscription agreements with accredited investors. Additionally, the Company issued 523,710,635 shares of common stock upon conversion of $1,362,988 in convertible notes payable and accrued interest. Further, the Company issued shares of common stock for net proceeds of $75,000 upon the exercise of 423,816,100 stock options and warrants. Lastly, the Company issued 16,600,539 shares of common stock valued at $165,534 to contractors for services provided.

Year Ended December 31, 2020 Transactions

During the year ended December 31, 2020, the Company received $320,000 in gross proceeds from the sale of 415,000,000 shares of its common stock to accredited investors. Additionally, the Company issued 5,000,000 shares of common stock to an accredited investor pursuant to a subscription agreement dated April 18, 2018 for which the funds were received in a prior period.

During the year ended December 31, 2020, the Company issued 32,565,515 shares of common stock valued at $43,658 to non-employees for services rendered. Additionally, the Company issued 397,145,607 shares of common stock upon conversion of $164,820 in convertible notes payable and accrued interest.

During the year ended December 31, 2020, the Company exchanged 200,000,000 shares of common stock returned by an accredited investor for 150,000 shares of Jupiter Gold’s common stock held as an investment by the Company. The Company used the quoted fair value of each entity’s common stock on the dates of exchange to determine the exchange ratio.

See Note 8 - Related Party Transactions for additional disclosures of common stock issuances.

Common Stock Options

During the year ended December 31, 2021, the Company granted options to purchase common stock to officers and non-management directors. The options were valued using the Black-Scholes option pricing model with the following average assumptions:

	December 31 2021	December 31 2020
Expected volatility	44.8% - 124.4%	199.2% - 223.2%
Risk-free interest rate	0.9% - 1.75%	0.28% - 0.38%
Stock price on date of grant	$0.0004 - $0.008	$0.0009 - $0.0014
Dividend yield	0.00%	0.00%
Expected term	10 years	5 - 10 years

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2021	119,917,140	$0.0025	3.6
Issued	2,981,079	0.0010	-
Exercised	(117,046,100)	-	-
Expired	(252,000)	0.065
Forfeited	(691,340)	0.058	-
Outstanding and vested, December 31, 2021	4,908,779	$0.011	2.74	$19,675

The following table reflects all outstanding and exercisable preferred stock options as at December 31, 2021. All preferred stock options immediately vest and are exercisable for a period of ten years from the date of issuance.

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, January 1, 2021	-	$-	-
Issued	36,000	0.10	9.44
Outstanding and vested, December 31, 2021	36,000	$0.10	9.44	$2,732,400

The options were valued at $1,104,364 in total.

During the year ended December 31, 2020, the Company granted options to purchase an aggregate of 43,915,500 shares of common stock to non-management directors. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on the date of the grant which ranged between $0.0009 and $0.0014, expected dividend yield of 0.0%, historical volatility calculated between 135.35% and 221.07%, risk-free interest rate between 0.28% and 0.38%, and an expected term of 5 years. The options were valued at $50,000 in total.

See Note 8 - Related Party Transactions for more information related to stock options issued and outstanding for the Company’s subsidiaries Jupiter Gold and Apollo Resources.

Stock Purchase Warrants

Stock purchase warrants are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants at December 31, 2021. All warrants are exercisable for a period of nine months to four years from the date of issuance:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs.)
Outstanding, January 1, 2021	306,770,000	$0.0016
Warrants issued	319,701,820	0.0153
Warrants exercised	(306,770,000)	0.0016
Warrants expired	(15,000,000)	0.0125
Outstanding and vested, December 31, 2021	304,701,820	$0.0153	1.97

As of December 31, 2021, the warrants outstanding has an aggregated intrinsic value of $0.